Reserves - Dividend distributions - (Details) - USD ($) $ / shares in Units, $ in Thousands																																																	12 Months Ended
	Jan. 02, 2019	Dec. 17, 2018	Nov. 28, 2018	Nov. 21, 2018	Nov. 15, 2018	Oct. 31, 2018	Oct. 01, 2018	Sep. 13, 2018	Aug. 23, 2018	Aug. 01, 2018	Jul. 02, 2018	May 24, 2018	May 11, 2018	May 03, 2018	Apr. 02, 2018	Mar. 15, 2018	Mar. 08, 2018	Feb. 15, 2018	Jan. 02, 2018	Nov. 22, 2017	Nov. 16, 2017	Nov. 01, 2017	Oct. 02, 2017	Sep. 14, 2017	Aug. 24, 2017	Aug. 02, 2017	Jul. 03, 2017	May 25, 2017	May 04, 2017	Apr. 03, 2017	Mar. 16, 2017	Mar. 09, 2017	Feb. 16, 2017	Jan. 03, 2017	Nov. 24, 2016	Nov. 17, 2016	Nov. 02, 2016	Oct. 03, 2016	Sep. 14, 2016	Aug. 25, 2016	Aug. 03, 2016	Jul. 01, 2016	May 26, 2016	May 05, 2016	Apr. 01, 2016	Mar. 17, 2016	Mar. 11, 2016	Feb. 24, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividend distributions
Dividend amount paid																																																	$ 90,074	$ 55,208	$ 55,164
Common shares/units
Dividend distributions
Dividend per share (in dollars per share)			$ 0.40			$ 0.15				$ 0.15				$ 0.15				$ 0.14				$ 0.14				$ 0.14			$ 0.14				$ 0.14				$ 0.14				$ 0.14			$ 0.14				$ 0.14
Dividend amount paid		$ 32,342		$ 12,126					$ 12,122			$ 12,120				$ 11,300				$ 11,291					$ 11,288			$ 11,287			$ 11,278				$ 11,277					$ 11,277			$ 11,277			$ 11,270
Preference shares/units
Dividend distributions
Dividend per share (in dollars per share)					$ 0.546875			$ 0.546875					$ 0.546875				$ 0.546875				$ 0.546875			$ 0.546875					$ 0.546875			$ 0.546875				$ 0.546875			$ 0.546875					$ 0.546875			$ 0.546875
Dividend amount paid	$ 2,516						$ 2,516				$ 2,516				$ 2,516				$ 2,516				$ 2,516				$ 2,516			$ 2,516				$ 2,516				$ 2,516				$ 2,516			$ 2,515